Liquidity, Going Concern and Other Uncertainties	3 Months Ended
Mar. 31, 2020
Liquidity Going Concern and Other Uncertainties [Abstract]
LIQUIDITY, GOING CONCERN AND OTHER UNCERTAINTIES

2 — LIQUIDITY, GOING CONCERN AND OTHER UNCERTAINTIES

The unaudited condensed financial statements have been prepared in conformity with generally accepted accounting principles in the United States ("GAAP"), which contemplate continuation of the Company as a going concern. The Company is in a development stage and has not generated any revenues The Company has incurred losses each year since inception and has experienced negative cash flows from operations in each year since inception and has an accumulated deficit of approximately $22.9 million as of March 31, 2020. Based on the current development plans for AD04 in both the U.S. and international markets and other operating requirements, the Company believes that the existing cash and equivalents will not be sufficient to fund operations for at least the next twelve months following the filing of these unaudited condensed financial statements. These factors raise substantial doubt regarding the Company's ability to continue as a going concern.

The cash and cash equivalents as of the financial statement filing date are expected to fund operations into the fourth quarter of 2020. Due to significantly slowed trial enrollment resulting from the current COVID-19 pandemic (see Other Uncertainties below), the Company estimates that its current liquidity will not support the funding requirements necessary for database lock in the first Phase 3 clinical trial, which is the endpoint of clinical activities for this trial. The Company has applied for grants that could be used for this Phase 3 clinical trial which, if received, would allow the Company to continue operations into the first quarter of 2021. The Company's current estimates include the overhead costs necessary to support operations during the extended trial period and other costs increases associated with conducting trial activities impacted by the pandemic.

The Company's continued operations will depend on its ability to raise additional capital through various potential sources, such as equity and/or debt financings, grant funding, strategic relationships, or out-licensing in order to complete its current and subsequent clinical trial requirements for its lead compound, AD04. Management is actively pursuing financing and other strategic plans but can provide no assurances that such financing or other strategic plans will be available on acceptable terms, or at all. Further, the extreme volatility in the financial markets due to COVID-19, may make it more difficult to raise sufficient capital when needed or execute other strategic plans or transactions. Without additional funding, the Company would be required to delay, scale back or eliminate some or all of its research and development programs, which would likely have a material adverse effect on the Company and its financial statements.

The financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

Other Uncertainties

Generally, this industry subjects the Company to a number of other risks and uncertainties that can affect its operating results and financial condition. Such factors include, but are not limited to: the timing, costs and results of clinical trials and other development activities versus expectations; the ability to obtain regulatory approval to market product candidates; the ability to manufacture products successfully; competition from products sold or being developed by other companies; the price of, and demand for, Company products once approved; the ability to negotiate favorable licensing or other manufacturing and marketing agreements for its products.

The Company also faces the ongoing risk that the coronavirus pandemic may further slow, for an unforeseeable period, the conduct of the Company's trial. The ongoing coronavirus pandemic may also impact the Company in other ways, through the increase of non-trial costs such as insurance premiums, by increasing the demand for and cost of capital, creation of a wider economic slow down, by the loss of work time from key personnel, and through impacts on our key clinical trial vendors and API suppliers. The full extent to which the COVID-19 pandemic impacts the clinical development of AD04, the Company's suppliers and other commercial partners, and the value of and market for the Company's common stock will depend on future developments that are highly uncertain and cannot be predicted with confidence at this time The global economic slowdown, the overall disruption of global healthcare systems and the other risks and uncertainties associated with the pandemic could have a material adverse effect on our business, financial condition, results of operations and growth prospects.